Segmented Information - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Disclosure of operating segments [line items]
Sales		$ 2,314,600		$ 1,284,639
Cost of sales, excluding depletion		339,063		235,108
Depletion		303,889		246,944
Gain on disposal		85,724		0
Net earnings		1,471,720		529,140
Cash Flow From Operations		1,904,981		1,027,581
Total Assets		9,125,781		7,424,457
General and administrative material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(46,767)		(40,668)
Cash Flow From Operations		(44,227)		(38,130)
Finance costs material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(5,760)		(5,549)
Cash Flow From Operations		(4,444)		(4,280)
Other material reconciling Items [member]
Disclosure of operating segments [line items]
Net earnings		36,463		29,061
Cash Flow From Operations		37,443		23,273
Income tax recovery material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(226,348)		(115,204)
Cash Flow From Operations		(3,645)		8,516
Aggregate material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(285,652)		(164,586)
Cash Flow From Operations		(42,478)		(29,848)
Total Assets		1,728,632		1,044,877
Share based compensation material reconciling items [Member]
Disclosure of operating segments [line items]
Net earnings		(32,504)		(23,268)
Cash Flow From Operations		(17,209)		(11,129)
Donations and community investments material reconciling items [Member]
Disclosure of operating segments [line items]
Net earnings		(10,736)		(8,958)
Cash Flow From Operations		(10,396)		(8,098)
Gold interests [member]
Disclosure of operating segments [line items]
Sales		1,436,218		796,051
Cost of sales, excluding depletion		201,197		149,366
Depletion		179,933		136,350
Gain on disposal		85,724
Net earnings		1,140,812		510,335
Cash Flow From Operations		1,242,912		649,793
Total Assets		5,284,790		4,226,619
Gold interests [member] | Salobo [member]
Disclosure of operating segments [line items]
Sales		1,039,878	[1]	539,583	[2]
Cost of sales, excluding depletion		128,485	[1]	95,568	[2]
Depletion		118,775	[1]	85,934	[2]
Net earnings		792,618	[1]	358,081	[2]
Cash Flow From Operations		911,393	[1]	444,015	[2]
Total Assets		2,620,710	[1]	2,595,485	[2]
Gold interests [member] | Sudbury [member]
Disclosure of operating segments [line items]
Sales	[3]	58,290	[1]	39,098	[2]
Cost of sales, excluding depletion	[3]	6,770	[1]	6,541	[2]
Depletion	[3]	23,057	[1]	20,934	[2]
Net earnings	[3]	28,463	[1]	11,623	[2]
Cash Flow From Operations	[3]	51,506	[1]	32,571	[2]
Total Assets	[3]	218,494	[1]	241,551	[2]
Gold interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales		131,904	[1]	118,096	[2]
Cost of sales, excluding depletion		15,515	[1]	21,031	[2]
Depletion		12,042	[1]	15,939	[2]
Net earnings		104,347	[1]	81,126	[2]
Cash Flow From Operations		116,389	[1]	97,066	[2]
Total Assets		52,284	[1]	64,326	[2]
Gold interests [member] | Other gold interests [member]
Disclosure of operating segments [line items]
Sales		17,375	[4]	9,028
Cost of sales, excluding depletion		6,517	[4]	4,139
Depletion		2,355	[4]	1,293
Gain on disposal	[4]	85,724
Net earnings		94,227	[4]	3,596
Cash Flow From Operations		15,054	[4]	7,982
Total Assets		1,457,132	[4]	365,383
Gold interests [member] | San Dimas [member]
Disclosure of operating segments [line items]
Sales		109,411		68,654
Cost of sales, excluding depletion		20,209		18,247
Depletion		11,263		8,241
Net earnings		77,939		42,166
Cash Flow From Operations		89,202		50,407
Total Assets		125,218		136,481
Gold interests [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales		22,811		21,592
Cost of sales, excluding depletion		3,986		3,840
Depletion		3,258		4,009
Net earnings		15,567		13,743
Cash Flow From Operations		18,825		17,752
Total Assets		204,202		207,460
Gold interests [member] | Platreef [Member]
Disclosure of operating segments [line items]
Total Assets		275,702		275,702
Gold interests [member] | Blackwater [Member]
Disclosure of operating segments [line items]
Sales		56,549
Cost of sales, excluding depletion		19,715
Depletion		9,183
Net earnings		27,651
Cash Flow From Operations		40,543
Total Assets		331,048		340,231
Silver interests [member]
Disclosure of operating segments [line items]
Sales		836,671		457,830
Cost of sales, excluding depletion		130,210		80,022
Depletion		104,857		90,713
Net earnings		601,604		287,095
Cash Flow From Operations		672,759		379,700
Total Assets		1,541,741		1,563,244
Silver interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales		89,156	[1]	65,264	[2]
Cost of sales, excluding depletion		14,086	[1]	14,383	[2]
Depletion		13,975	[1]	14,205	[2]
Net earnings		61,095	[1]	36,676	[2]
Cash Flow From Operations		75,070	[1]	50,881	[2]
Total Assets		151,403	[1]	165,378	[2]
Silver interests [member] | Penasquito [member]
Disclosure of operating segments [line items]
Sales		301,590	[1]	193,871	[2]
Cost of sales, excluding depletion		34,538	[1]	30,779	[2]
Depletion		37,599	[1]	31,767	[2]
Net earnings		229,453	[1]	131,325	[2]
Cash Flow From Operations		267,052	[1]	163,092	[2]
Total Assets		206,866	[1]	244,465	[2]
Silver interests [member] | Antamina [member]
Disclosure of operating segments [line items]
Sales		230,098		100,719
Cost of sales, excluding depletion		46,738		20,222
Depletion		31,688		28,759
Net earnings		151,672		51,738
Cash Flow From Operations		183,359		80,497
Total Assets		459,083		490,771
Silver interests [member] | Other silver interests [member]
Disclosure of operating segments [line items]
Sales	[5]	196,449		97,976
Cost of sales, excluding depletion	[5]	31,401		14,638
Depletion	[5]	18,150		15,982
Net earnings	[5]	146,898		67,356
Cash Flow From Operations	[5]	130,717		85,230
Total Assets	[5]	556,887		521,722
Silver interests [member] | Blackwater [Member]
Disclosure of operating segments [line items]
Sales		19,378
Cost of sales, excluding depletion		3,447
Depletion		3,445
Net earnings		12,486
Cash Flow From Operations		16,561
Total Assets		167,502		140,908
Palladium interest [member]
Disclosure of operating segments [line items]
Sales		10,536		16,999
Cost of sales, excluding depletion		1,827		3,088
Depletion		4,287		7,488
Net earnings		4,422		6,423
Cash Flow From Operations		8,709		13,911
Total Assets		287,706		291,993
Palladium interest [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales		10,536		16,999
Cost of sales, excluding depletion		1,827		3,088
Depletion		4,287		7,488
Net earnings		4,422		6,423
Cash Flow From Operations		8,709		13,911
Total Assets		208,892		213,179
Palladium interest [member] | Platreef [Member]
Disclosure of operating segments [line items]
Total Assets		78,814		78,814
Platinum Interests [member]
Disclosure of operating segments [line items]
Total Assets		67,035		67,035
Platinum Interests [member] | Marathon [Member]
Disclosure of operating segments [line items]
Total Assets		9,451		9,451
Platinum Interests [member] | Platreef [Member]
Disclosure of operating segments [line items]
Total Assets		57,584		57,584
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure of operating segments [line items]
Sales		31,175	[1]	13,759	[2]
Cost of sales, excluding depletion		5,829	[1]	2,632	[2]
Depletion		14,812	[1]	12,393	[2]
Impairment Charge (Reversal / Gain on Disposal)	[2]			(108,861)
Net earnings		10,534	[1]	(110,127)	[2]
Cash Flow From Operations		23,079	[1]	14,025	[2]
Total Assets		215,877	[1]	230,689	[2]
Mineral Stream Interests [member]
Disclosure of operating segments [line items]
Sales		2,314,600		1,284,639
Cost of sales, excluding depletion		339,063		235,108
Depletion		303,889		246,944
Impairment Charge (Reversal / Gain on Disposal)				(108,861)
Gain on disposal		85,724
Net earnings		1,757,372		693,726
Cash Flow From Operations		1,947,459		1,057,429
Total Assets		$ 7,397,149		$ 6,379,580

[1]	As it relates to mine operator concentration risk: a. The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale PMPAs during the year ended December 31, 2025 were 49% of the Company’s total revenue. b. The counterparty obligations under the Peñasquito PMPA are guaranteed by the parent company Newmont Corporation (“Newmont”). Total revenues relative to Newmont during the year ended December 31, 2025 were 13% of the Company’s total revenue. c. The counterparty obligations under the Constancia and Santo Domingo PMPAs are guaranteed by the parent company Hudbay Minerals Inc (“Hudbay”). Total revenues relative to Hudbay during the year ended December 31, 2024 were 10% of the Company’s total revenue. d. The counterparty obligations under the Antamina PMPA are guaranteed by the parent company Glencore plc (“Glencore”). Total revenues relative to Glencore during the year ended December 31, 2025 were 10% of the Company’s total revenue.
[2]	As it relates to mine operator concentration risk: a. The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale PMPAs during the year ended December 31, 2024 were 46% of the Company’s total revenue. b. The counterparty obligations under the Peñasquito PMPA are guaranteed by the parent company Newmont Corporation (“Newmont”). Total revenues relative to Newmont during the year ended December 31, 2024 were 15% of the Company’s total revenue. c. The counterparty obligations under the Constancia PMPA are guaranteed by the parent company Hudbay Minerals Inc (“Hudbay”). Total revenues relative to Hudbay during the year ended December 31, 2024 were 14% of the Company’s total revenue.
[3]	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton, Stobie and Totten gold interests as well as the non-operating Victor gold interest.
[4]	Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests comprised of the operating Marmato, Goose and Hemlo gold interests as well as the non-operating Copper World, Santo Domingo, Fenix, El Domo, Marathon, Cangrejos, Curraghinalt, Kudz Ze Kayah, Koné and Kurmuk, Spring Valley gold interests.
[5]	Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Marmato and Cozamin silver interests as well as the non-operating Stratoni, Aljustrel, Minto, El Alto (previously referred to as Pascua-Lama), Copper World, Navidad, El Domo, Mineral Park and Kudz Ze Kayah silver interests.